UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21881

Oppenheimer Rochester Minnesota Municipal Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way,

Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OppenheimerFunds, Inc.

Two World Financial Center,

New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: March 31

Date of reporting period: 6/29/2012

Item 1.	Schedule of Investments.

Oppenheimer Rochester Minnesota Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Principal Amount		Coupon	Maturity	Value
Municipal Bonds and Notes-102.6%
Minnesota-99.0%
$120,000	Aitkin, MN Health Care Facilities (Riverwood Healthcare Center)	5.600%	02/01/2032	$122,191
25,000	Anoka County, MN Hsg. & Redevel. Authority (Premier FMC)	6.625	05/01/2030	26,951
1,000,000	Anoka County, MN Hsg. & Redevel. Authority (Woodland Park Apts.)	5.000	04/01/2027	1,085,610
500,000	Anoka, MN Health Care Facility (Homestead Anoka)	7.000	11/01/2046	525,485
45,000	Apple Valley, MN EDA (Evercare Senior Living)	6.000	12/01/2025	45,027
355,000	Apple Valley, MN EDA (Evercare Senior Living)	6.125	06/01/2035	355,114
250,000	Apple Valley, MN Hsg. & Health Care (Seasons at Apple Valley)	6.750	03/01/2040	264,513
25,000	Austin, MN GO	5.000	10/01/2018	25,055
750,000	Austin, MN Hsg. & Redevel. Authority (Chauncey & Courtyard Apts.)	5.000	01/01/2031	832,208
850,000	Austin, MN Hsg. & Redevel. Authority (St. Marks Lutheran Home)	7.000	12/01/2046	901,306
430,000	Baytown, MN Township (St. Croix Preparatory Academy)	7.000	08/01/2038	452,975
150,000	Becker, MN Pollution Control (Northern States Power Company)	8.500	03/01/2019	153,290
30,000	Becker, MN Pollution Control (Northern States Power Company)	8.500	09/01/2019	30,658
2,000,000	Becker, MN Pollution Control (Northern States Power Company)	8.500	04/01/2030	2,041,020
100,000	Bemidji, MN Health Care Facilities (North Country Health Services)	5.000	09/01/2031	100,803
85,000	Blue Earth County, MN Economic Devel. Authority	5.000	12/01/2027	92,409
20,000	Brainerd, MN Hsg. & Redevel. Authority, Series A	5.000	02/01/2019	20,044
20,000	Brainerd, MN Hsg. & Redevel. Authority, Series A	5.000	02/01/2022	20,036
1,025,000	Buffalo, MN Health Care (Central Minnesota Senior Hsg.)	5.375	09/01/2026	1,044,065
1,150,000	Central Minnesota Muni Power Agency (Brookings-Southeast Twin Cities Transmissions)	5.000	01/01/2032	1,286,988
1,500,000	Central Minnesota Muni Power Agency (Brookings-Southeast Twin Cities Transmissions)	5.000	01/01/2042	1,635,600
1,100,000	Chippewa County, MN Gross Revenue (Montevideo Hospital)	5.500	03/01/2037	1,131,801
145,000	Cloquet, MN Pollution Control (Potlach Corp.)	5.900	10/01/2026	145,377
200,000	Cokato, MN Senior Hsg. (Cokato Charitable Trust)	5.250	12/01/2026	201,618
272,000	Columbia Heights, MN EDA Tax Increment (Huset Park Area Redevel.)	5.000	02/15/2017	267,580
1,000,000	Columbia Heights, MN EDA Tax Increment (Huset Park Area Redevel.)	5.375	02/15/2032	872,150
900,000	Columbia Heights, MN Multifamily & Health Care Facilities (Crest View Corp.)	5.700	07/01/2042	665,037
750,000	Cottage Grove, MN Senior Hsg.	5.250	12/01/2046	745,238
180,000	Crookston, MN Nursing Home & Multifamily Hsg. (Villa St. Vincent)	6.625	09/01/2024	180,158
200,000	Cuyuna Range, MN Hospital District Health Facilities	5.000	06/01/2029	204,986
30,000	Dakota County, MN Community Devel. Agency (Grande Market Place)	5.400	11/20/2043	30,110

1	Oppenheimer Rochester Minnesota Municipal Fund

Oppenheimer Rochester Minnesota Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Principal Amount		Coupon		Maturity	Value
$100,000	Dakota County, MN Community Devel. Agency (Southfork Apts.)	5.625%		02/01/2026	$100,063
5,000	Douglas County, MN Alexandria Hsg. & Redevel. Authority (Windmill Ponds)	2.810	[1]	07/01/2015	4,143
200,000	Douglas County, MN Hsg. & Redevel. Authority	5.600		02/01/2024	229,550
1,460,000	Duluth, MN Hsg. & Redevel. Authority (Benedictine Health Center)	5.875		11/01/2033	1,487,273
500,000	Duluth, MN Hsg. & Redevel. Authority (Public Schools Academy)	5.875		11/01/2040	510,685
300,000	Duluth, MN Independent School District No. 709 COP	5.000		03/01/2025	300,753
725,000	Duluth, MN Independent School District No. 709 COP	5.000		03/01/2027	722,861
785,000	Duluth, MN Independent School District No. 709 COP	5.125		03/01/2029	780,596
1,315,000	Duluth, MN Independent School District No. 709 COP	5.250		03/01/2032	1,311,384
320,000	Eden Prairie, MN Multifamily Hsg. (SE Rolling Hills)	6.000		08/20/2021	336,778
500,000	Eveleth, MN Health Care (Arrowhead Senior Living Community)	5.200		10/01/2027	460,905
1,020,000	Eveleth, MN Multifamily (Manor House Woodland)	5.700		10/01/2036	851,476
950,000	Falcon Heights, MN (Kaleidoscope Charter School)	6.000		11/01/2037	947,454
400,000	Fergus Falls, MN Health Care Facilities (Lake Region Healthcare)	5.400		08/01/2040	413,528
815,000	Golden Valley, MN (CRC/CAH/BCH/ECH Obligated Group)	5.500		12/01/2029	815,277
420,000	Grand Rapids, MN Hsg. and Redevel. Authority (Lakeshore)	5.200		10/01/2019	421,554
120,000	Grand Rapids, MN Hsg. and Redevel. Authority (Lakeshore)	5.700		10/01/2029	120,030
385,000	Hopkins, MN Hsg. & Redevel. Authority (Excelsior Crossings)	5.625		02/01/2030	406,599
300,000	Hutchinson, MN Public Utility[2]	5.000		12/01/2022	362,676
400,000	Hutchinson, MN Public Utility[2]	5.000		12/01/2025	471,100
110,000	International Falls, MN Pollution Control (Boise Cascade Corp.)	5.500		04/01/2023	104,755
180,000	International Falls, MN Pollution Control (Boise Cascade Corp.)	5.650		12/01/2022	173,675
115,000	International Falls, MN Solid Waste Disposal (Boise Cascade Corp.)	6.850		12/01/2029	115,005
1,100,000	Lake Crystal, MN Hsg. (Ecumen-Second Century)	5.700		09/01/2036	1,105,423
525,000	Lake Crystal, MN Hsg. (Ecumen-Second Century)	6.250		09/01/2040	559,298
50,000	Lakeville, MN Independent School District No. 194 (School Building)	5.000		02/01/2014	50,215
500,000	Lamberton, MN Solid Waste (Highwater Ethanol)	8.500		12/01/2022	373,435
500,000	Litchfield, MN Electric Utility	5.000		02/01/2029	549,335
250,000	Little Canada, MN Senior Hsg. (PHS/Mayfield)	6.000		12/01/2030	259,673
630,000	Maple Grove, MN Health Care Facilities (North Care)	5.000		09/01/2029	639,211
300,000	Maple Grove, MN Health Care Facilities (North Memorial Health Care)	5.000		09/01/2035	303,087
140,000	Maple Grove, MN Health Care Systems (Maple Grove Hospital Corp.)	5.250		05/01/2037	145,034

2	Oppenheimer Rochester Minnesota Municipal Fund

Oppenheimer Rochester Minnesota Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Principal Amount		Coupon	Maturity	Value
$500,000	Maplewood, MN Health Care Facility (VOA Care Centers)	5.375%	10/01/2024	$502,400
490,000	Maplewood, MN Hsg. & Health Care (Ecumen Headquarters)	6.375	03/01/2040	528,514
495,000	Meeker County, MN (Memorial Hospital)	5.750	11/01/2027	527,670
670,000	Meeker County, MN (Memorial Hospital)	5.750	11/01/2037	701,544
35,000	Minneapolis & St. Paul, MN Hsg. & Redevel. Authority (CHC/CHCS Obligated Group)	5.250	08/15/2035	39,338
650,000	Minneapolis & St. Paul, MN Hsg. & Redevel. Authority (GHP/HPA/HP Obligated Group)	5.875	12/01/2029	669,273
128,585	Minneapolis & St. Paul, MN Hsg. Finance Board (Single Family Mtg.)	5.000	12/01/2038	131,855
714,522	Minneapolis & St. Paul, MN Hsg. Finance Board (Single Family Mtg.)	5.250	12/01/2040	762,959
100,000	Minneapolis & St. Paul, MN Hsg. Finance Board (Single Family Mtg.)	5.450	04/01/2027	106,103
190,000	Minneapolis & St. Paul, MN Hsg. Finance Board (Single Family Mtg.)	5.520	03/01/2041	204,119
1,000,000	Minneapolis & St. Paul, MN Metropolitan Airports Commission	5.000	01/01/2020	1,151,510
1,000,000	Minneapolis & St. Paul, MN Metropolitan Airports Commission	5.000	01/01/2022	1,124,630
85,000	Minneapolis & St. Paul, MN Metropolitan Airports Commission	5.000	01/01/2022	88,875
100,000	Minneapolis & St. Paul, MN Metropolitan Airports Commission	5.000	01/01/2023	108,382
160,000	Minneapolis & St. Paul, MN Metropolitan Airports Commission	5.000	01/01/2023	173,216
50,000	Minneapolis & St. Paul, MN Metropolitan Airports Commission	5.000	01/01/2025	53,782
10,000	Minneapolis & St. Paul, MN Metropolitan Airports Commission	5.000	01/01/2028	10,225
55,000	Minneapolis & St. Paul, MN Metropolitan Airports Commission	5.000	01/01/2028	55,383
8,000,000	Minneapolis & St. Paul, MN Metropolitan Airports Commission[3]	5.000	01/01/2035	8,844,400
55,000	Minneapolis, MN (Carechoice Member)	5.875	04/01/2024	55,005
480,000	Minneapolis, MN Collateralized Multifamily Hsg. (Vantage Flats)	5.200	10/20/2048	492,802
10,000	Minneapolis, MN Community Devel. Agency (Cord-Sets)	5.500	06/01/2018	10,105
485,000	Minneapolis, MN Community Devel. Agency (Riverside Homes of Minneapolis)	6.200	09/01/2029	485,728
500,000	Minneapolis, MN Devel. (Limited Tax Supported Community Bond Fund)	6.000	12/01/2040	560,820
1,105,000	Minneapolis, MN Health Care System (Fairview Health Services/FSP/FSH/FRCS/RRHS/FRWHS Obligated Group)	6.500	11/15/2038	1,306,475
175,000	Minneapolis, MN Health Care System (Fairview Health System/FSP/FSH/FRCS/RRHS/FRWHS Obligated Group)	5.000	11/15/2030	180,555
50,000	Minneapolis, MN Health Care System (Fairview Health System/FSP/FSH/FRCS/RRHS/FRWHS Obligated Group)	5.000	11/15/2034	51,428

3	Oppenheimer Rochester Minnesota Municipal Fund

Oppenheimer Rochester Minnesota Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Principal Amount		Coupon	Maturity	Value
$425,000	Minneapolis, MN Health Care System (Fairview Health System/FSP/FSH/FRCS/RRHS/FRWHS Obligated Group)	6.375%	11/15/2023	$510,714
80,000	Minneapolis, MN Health Care System (Fairview Health System/FSP/FSH/FRCS/RRHS/FRWHS Obligated Group)	6.625	11/15/2028	95,208
550,000	Minneapolis, MN Multifamily Hsg. (Blaisdell Apartments)	5.400	04/01/2028	504,026
200,000	Minneapolis, MN Multifamily Hsg. (Blaisdell Apartments)	5.500	04/01/2042	174,266
50,000	Minneapolis, MN Multifamily Hsg. (Bottineau Commons)	5.450	04/20/2043	50,043
20,000	Minneapolis, MN Multifamily Hsg. (East Village Hsg. Corp.)	5.750	10/20/2042	20,221
25,000	Minneapolis, MN Multifamily Hsg. (Seward Towers)	5.000	05/20/2036	25,741
1,575,000	Minneapolis, MN Multifamily Hsg. (Sumner Field Phase II)	5.150	02/20/2045	1,592,278
250,000	Minneapolis, MN Supported Devel. (Common Bond Fund)	5.000	06/01/2028	257,793
380,000	Minneapolis, MN Tax Increment (East River/Unocal Site)	5.250	02/01/2026	373,107
600,000	Minneapolis, MN Tax Increment (Grant Park)	5.200	02/01/2022	601,764
1,750,000	Minneapolis, MN Tax Increment (Grant Park)	5.350	02/01/2030	1,708,998
500,000	Minneapolis, MN Tax Increment (Ivy Tower)	5.500	02/01/2022	471,505
1,250,000	Minneapolis, MN Tax Increment (St. Anthony Falls)	5.750	02/01/2027	1,254,813
635,000	Minneapolis, MN Tax Increment (Unocal Site)	5.400	02/01/2031	613,302
5,000	Minneota, MN Hsg. Facilities (Madison Ave. Apartments)	5.750	04/01/2019	5,015
40,000	Minnetonka, MN Multifamily Hsg. (Cedar Hills East/Cedar Hills West)	5.900	10/20/2019	40,090
155,000	MN Agricultural & Economic Devel. Board (Fairview Health Services/FRRHS/FRWHS Obligated Group)	6.375	11/15/2022	155,366
115,000	MN Agricultural & Economic Devel. Board (Fairview Health Services/FRRHS/FRWHS Obligated Group)	6.375	11/15/2029	115,215
495,000	MN Agricultural & Economic Devel. Board (Fairview Hospital and Healthcare Service)	5.750	11/15/2026	495,718
250,000	MN HEFA (Ausburg College)	5.000	05/01/2036	252,983
410,000	MN HEFA (Bethel University)	5.500	05/01/2022	435,863
600,000	MN HEFA (Bethel University)	5.500	05/01/2037	622,356
275,000	MN HEFA (College of St. Benedict)	5.125	03/01/2036	286,481
220,000	MN HEFA (College of St. Catherine)	5.375	10/01/2032	220,682
5,000	MN HEFA (College of St. Scholastica)	5.000	12/01/2023	5,029
875,000	MN HEFA (College of St. Scholastica)	5.125	12/01/2040	924,639
1,000,000	MN HEFA (College of St. Scholastica)	5.250	12/01/2035	1,078,560
150,000	MN HEFA (College of St. Scholastica)	6.000	12/01/2028	169,868
500,000	MN HEFA (College of St. Scholastica)	6.300	12/01/2040	566,170
500,000	MN HEFA (Hamline University)	5.000	10/01/2029	536,465
500,000	MN HEFA (Hamline University)	6.000	10/01/2032	581,520
500,000	MN HEFA (Macalester College)	5.000	06/01/2035	569,845
45,000	MN HEFA (University of St. Thomas)	5.250	10/01/2034	46,875
750,000	MN HEFA (University of St. Thomas)	5.250	04/01/2039	808,875
135,000	MN HFA (Homeownership)	5.000	01/01/2031	146,721
100,000	MN HFA (Rental Hsg.)	5.000	08/01/2040	101,841
220,000	MN HFA (Residential Hsg.)	3.750	01/01/2022	234,214

4	Oppenheimer Rochester Minnesota Municipal Fund

Oppenheimer Rochester Minnesota Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Principal Amount		Coupon	Maturity	Value
$650,000	MN HFA (Residential Hsg.)	3.750%	07/01/2022	$681,005
75,000	MN HFA (Residential Hsg.)	5.000	07/01/2023	79,106
585,000	MN HFA (Residential Hsg.)	5.050	07/01/2034	629,753
245,000	MN HFA (Residential Hsg.)	5.100	07/01/2031	252,965
75,000	MN HFA (Residential Hsg.)	5.100	07/01/2038	77,264
665,000	MN HFA (Residential Hsg.)	5.100	01/01/2040	708,970
25,000	MN HFA (Residential Hsg.)	5.150	07/01/2028	26,258
70,000	MN HFA (Residential Hsg.)	5.200	01/01/2023	73,982
85,000	MN HFA (Residential Hsg.)	5.250	07/01/2033	89,050
55,000	MN HFA (Residential Hsg.)	5.500	01/01/2038	55,611
15,000	MN HFA (Residential Hsg.)	5.650	07/01/2033	15,781
5,000	MN HFA (Residential Hsg.)	5.750	01/01/2038	5,145
725,000	MN Municipal Power Agency	5.000	10/01/2025	822,817
2,000,000	MN Municipal Power Agency	5.250	10/01/2024	2,175,940
750,000	MN Municipal Power Agency	5.250	10/01/2035	826,680
650,000	MN Office of Higher Education (Supplemental Student Loan)	5.000	11/01/2029	713,791
525,000	MN Seaway Port Authority of Duluth (Northstar Aerospace)	5.000	04/01/2017	521,084
1,410,000	MN Seaway Port Authority of Duluth (Northstar Aerospace)	5.200	04/01/2027	1,341,502
1,000,000	MN Tobacco Securitization Authority	5.250	03/01/2026	1,127,530
3,225,000	MN Tobacco Securitization Authority	5.250	03/01/2031	3,557,788
55,000	New Hope, MN Hsg. & Health Care Facilities (Minnesota Masonic Home North Ridge)	5.875	03/01/2029	55,007
1,100,000	North Oaks, MN Senior Hsg. (Presbyterian Homes of North Oaks)	6.500	10/01/2047	1,165,428
40,000	Northfield, MN Senior Hsg. (Northfield Manor)	6.000	07/01/2033	40,018
155,000	Oronoco, MN Multifamily Hsg. (Wedum Shorewood Campus)	5.400	06/01/2041	151,970
750,000	Otter Tail County, MN (Prairie Lakes Municipal Solid Waste Authority)	5.000	11/01/2030	826,170
100,000	Park Rapids, MN Health Facilities (Mankato Lutheran Homes)	5.600	08/01/2036	100,275
200,000	Pine City, MN Health Care & Hsg. (North Branch)	6.125	10/20/2047	202,036
310,000	Plymouth, MN Health Facilities (Health Span Health System/North Memorial Medical Center Obligated Group)	6.125	06/01/2024	310,772
105,000	Plymouth, MN Health Facilities (Health Span Health System/North Memorial Medical Center Obligated Group)	6.250	06/01/2016	105,373
125,000	Prior Lake, MN Senior Hsg. (Shepherds Path Senior Hsg.)	5.750	08/01/2041	120,550
15,000	Ramsey County, MN Hsg. & Redevel. Authority (Hanover Townhouses)	5.625	07/01/2016	15,031
1,000,000	Redwood Falls, MN (Redwood Area Hospital)	5.125	12/01/2036	1,013,490
250,000	Rochester, MN Health Care & Hsg. (Samaritan Bethany)	7.375	12/01/2041	277,560
750,000	Rochester, MN Health Care Facilities (Olmstead Medical Center)	5.875	07/01/2030	809,010
25,000	Sartell, MN Environmental Improvement, Series A	5.200	06/01/2027	25,524
250,000	Sauk Rapids, MN Health Care Housing Facilities (Good Shepard Lutheran Home)	7.500	01/01/2039	263,468

5	Oppenheimer Rochester Minnesota Municipal Fund

Oppenheimer Rochester Minnesota Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Principal Amount		Coupon	Maturity	Value
$25,000	South Washington County, MN Independent School District No. 833 COP	5.250%	12/01/2014	$25,072
10,000	Southern MN Municipal Power Agency	5.000	01/01/2024	11,463
750,000	Southern MN Municipal Power Agency	5.250	01/01/2030	838,950
1,000,000	St. Anthony, MN Hsg. & Redevel. Authority (Silver Lake Village)	5.000	02/01/2031	941,090
750,000	St. Anthony, MN Hsg. & Redevel. Authority (Silver Lake Village)	5.625	02/01/2031	753,353
250,000	St. Louis Park, MN EDA (Hoigaard Village)	5.000	02/01/2023	258,815
2,310,000	St. Louis Park, MN Health Care Facilities (Nicollett Health Services)	5.750	07/01/2039	2,561,559
100,000	St. Louis Park, MN Health Care Facilities (Park Nicollet Health Services)	5.500	07/01/2029	110,338
20,000	St. Louis Park, MN Health Care Facilities (PNHS/PNMC Obligated Group)	5.750	07/01/2030	22,241
50,000	St. Louis Park, MN Health Care Facilities (PNMH/PNMC Holdings/PNI Obligated Group)	5.500	07/01/2023	55,920
50,000	St. Paul, MN Hsg. & Redevel. Authority (Allina Health System)	5.000	11/15/2020	56,789
495,000	St. Paul, MN Hsg. & Redevel. Authority (Allina Health System)	5.000	11/15/2021	560,330
50,000	St. Paul, MN Hsg. & Redevel. Authority (Allina Health)	5.250	11/15/2028	55,319
600,000	St. Paul, MN Hsg. & Redevel. Authority (Bridgecreek Senior Place)	7.000	09/15/2037	572,664
510,000	St. Paul, MN Hsg. & Redevel. Authority (Community of Peace Building Company)	5.000	12/01/2036	472,709
300,000	St. Paul, MN Hsg. & Redevel. Authority (Great Northern Lofts)	6.250	03/01/2029	306,969
400,000	St. Paul, MN Hsg. & Redevel. Authority (HealthEast/HESJH/HSJH Obligation Group)	6.000	11/15/2025	418,200
215,000	St. Paul, MN Hsg. & Redevel. Authority (HealthEast/HESJH/HSJH Obligation Group)	6.000	11/15/2035	222,402
150,000	St. Paul, MN Hsg. & Redevel. Authority (Hmong Academy)	6.000	09/01/2036	151,083
750,000	St. Paul, MN Hsg. & Redevel. Authority (Minneapolis Public Radio)	5.000	12/01/2025	843,945
250,000	St. Paul, MN Hsg. & Redevel. Authority (Nova Classical Academy)	6.375	09/01/2031	268,455
500,000	St. Paul, MN Hsg. & Redevel. Authority (Package Facilities)	5.000	08/01/2035	539,565
500,000	St. Paul, MN Hsg. & Redevel. Authority (Rossy & Richard Shaller)	5.250	10/01/2042	493,980
750,000	St. Paul, MN Hsg. & Redevel. Authority (Selby Grotto Hsg.)	5.500	09/20/2044	760,170
875,000	St. Paul, MN Hsg. & Redevel. Authority (Smith Avenue)	5.000	08/01/2035	920,220
3,000,000	St. Paul, MN Hsg. & Redevel. Authority (University Dale Apartments)	4.820	07/20/2046	3,124,688
700,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)	7.000	03/01/2029	701,029
200,000	St. Paul, MN Hsg. & Redevel. Authority (Wellington)	5.100	02/01/2024	200,352
500,000	St. Paul, MN Hsg. & Redevel. Authority Health Care Facilities (Carondelet Village)	6.000	08/01/2035	529,210

6	Oppenheimer Rochester Minnesota Municipal Fund

Oppenheimer Rochester Minnesota Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Principal Amount		Coupon		Maturity	Value
$25,000	St. Paul, MN Hsg. & Redevel. Authority Health Care Facility (GHP/RH/MAC Obligated Group)	5.250%		05/15/2017	$27,940
910,000	St. Paul, MN Hsg. & Redevel. Authority Health Care Facility (GHP/RH/MAC Obligated Group)	5.250		05/15/2036	938,438
50,000	St. Paul, MN Hsg. & Redevel. Authority Health Care Facility (Regions Hospital)	5.250		05/15/2018	50,105
440,000	St. Paul, MN Hsg. & Redevel. Authority Health Care Facility (Regions Hospital)	5.300		05/15/2028	440,361
30,000	St. Paul, MN Independent School District No. 625 COP	6.375		02/01/2013	30,150
2,440,000	St. Paul, MN Port Authority (Great Northern)	6.000		03/01/2030	2,462,912
50,000	St. Paul, MN Port Authority (Office Building)	5.250		12/01/2027	50,491
100,000	St. Paul, MN Port Authority (Office Building)	5.250		12/01/2027	100,982
1,375,000	St. Paul, MN Port Authority (Regions Hospital Parking Ramp)	5.000		08/01/2036	1,383,264
900,000	Stillwater, MN Multifamily (Orleans Homes)	5.375		02/01/2032	822,105
510,000	Stillwater, MN Multifamily (Orleans Homes)	5.500		02/01/2042	453,676
1,000,000	University of Minnesota	5.000		08/01/2036	1,144,780
500,000	University of Minnesota	5.000		12/01/2036	572,125
750,000	University of Minnesota	5.250		12/01/2031	895,380
10,000	University of Minnesota	6.200		09/01/2012	10,087
35,000	Virginia, MN Hsg. & Redevel. Authority Health Care Facilities	5.375		10/01/2030	36,556
115,000	Washington County, MN Hsg. & Redevel. Authority (HealthEast Bethesda Hospital)	5.375		11/15/2018	115,100
15,000	Washington County, MN Hsg. & Redevel. Authority (HealthEast Bethesda Hospital)	5.375		11/15/2018	15,013
90,000	Washington County, MN Hsg. & Redevel. Authority (HealthEast Bethesda Hospital)	5.500		11/15/2027	90,048
250,000	Wayzata, MN Senior Hsg. (Folkstone Senior Living Community)	5.500		11/01/2032	251,893
250,000	Wayzata, MN Senior Hsg. (Folkstone Senior Living Community)	5.750		11/01/2039	254,833
500,000	Wayzata, MN Senior Hsg. (Folkstone Senior Living Community)	6.000		05/01/2047	515,155
15,000	Western, MN Municipal Power Agency	5.000		01/01/2026	15,271
190,000	Willmar, MN Hsg. & Redevel. Authority (Highlands Apts.)	5.850		06/01/2019	190,200
750,000	Winona, MN Health Care Facilities (Winona Health Services)	5.000		07/01/2034	766,088

					114,193,037
U.S. Possessions-3.6%
500,000	Puerto Rico Aqueduct & Sewer Authority	5.750		07/01/2037	522,630
500,000	Puerto Rico Commonwealth GO	5.500		07/01/2039	514,140
250,000	Puerto Rico Electric Power Authority, Series CCC	5.250		07/01/2028	265,680
250,000	Puerto Rico Highway & Transportation Authority	5.300		07/01/2035	256,473
100,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.000		04/01/2027	100,761
100,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.125		04/01/2032	100,335
100,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.375		04/01/2042	100,406
90,000	Puerto Rico Sales Tax Financing Corp., Series A	5.750		08/01/2037	98,965
2,000,000	Puerto Rico Sales Tax Financing Corp., Series A	6.160	[4]	08/01/2034	583,660
2,000,000	Puerto Rico Sales Tax Financing Corp., Series A	6.160	[4]	08/01/2036	504,180
500,000	Puerto Rico Sales Tax Financing Corp., Series C	5.250		08/01/2041	521,210

7	Oppenheimer Rochester Minnesota Municipal Fund

Oppenheimer Rochester Minnesota Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Principal Amount		Coupon	Maturity	Value
$500,000	Puerto Rico Sales Tax Financing Corp., Series C	6.000%	08/01/2039	$562,805

				4,131,245

Total Investments, at Value (Cost $110,908,188)-102.6%				118,324,282
Liabilities in Excess of Other Assets-(2.6)				(2,959,459)

Net Assets-100.0%				$115,364,823

Footnotes to Statement of Investments

*	June 29, 2012 represents the last business day of the Fund’s quarterly period. See accompanying Notes.
1.	Represents the current interest rate for a variable or increasing rate security.

8	Oppenheimer Rochester Minnesota Municipal Fund

Oppenheimer Rochester Minnesota Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

2.	All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after June 29, 2012. See accompanying Notes.
3.	Security represents the underlying municipal bond with respect to an inverse floating rate security held by the Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See accompanying Notes.
4.	Zero coupon bond reflects effective yield on the date of purchase.

To simplify the listings of securities, abbreviations are used per the table below:

BCH	Bethany Covenant Home
CAH	Colonial Acres Home
CHC	Children’s Health Care
CHCS	Children’s Health Care Services
COP	Certificates of Participation
CRC	Covenant Retirement Communities
ECH	Ebenezer Covenant Home
EDA	Economic Devel. Authority
FRCS	Fairview Regional Community Services
FRRHS	Fairview Range Regional Health Services
FRWHS	Fairview Red Wing Health Services
FSH	Fairview Seminary Home
FSP	Fairview Seminary Plaza
GHP	Group Health Plan
GO	General Obligation
HEFA	Higher Education Facilities Authority
HESJH	HealthEast St. John’s Hospital
HFA	Housing Finance Agency
HP	Healthpartners
HPA	Healthpartners Administrators
HSJH	HealthEast St. Joseph’s Hospital
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
MAC	Midwest Assurance Company
PHS	Pinnacle Health System
PNHS	Park Nicollet Health Services
PNI	Park Nicollet Institute
PNMH	Park Nicollet Methodist Hospital
RH	Regions Hospital
ROLs	Residual Option Longs
RRHS	Range Regional Health Services

Notes to Statement of Investments

Quarterly Period. The last day of the Fund’s quarterly period was the last day the New York Stock Exchange was open for trading. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a

9	Oppenheimer Rochester Minnesota Municipal Fund

Oppenheimer Rochester Minnesota Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

“delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of June 29, 2012, the Fund had purchased securities issued on a when-issued or delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Purchased securities	$829,500

Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.

An inverse floating rate security is created as part of a financial transaction referred to as a “tender option bond” transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the “underlying municipal bond”) to a broker dealer (the “sponsor”). The sponsor creates a trust (the “Trust”) into which it deposits the underlying municipal bond. The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust (typically an affiliate of the sponsor) must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

10	Oppenheimer Rochester Minnesota Municipal Fund

Oppenheimer Rochester Minnesota Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust’s administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.

Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund may have the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Similarly, the Fund may have the right to directly purchase the underlying municipal bond from the Trust by paying to the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. Through the exercise of either of these rights, the Fund can voluntarily terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.

The Fund’s investments in inverse floating rate securities involve certain risks. As short-term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse

11	Oppenheimer Rochester Minnesota Municipal Fund

Oppenheimer Rochester Minnesota Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

floating rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as “mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to re-sell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms

12	Oppenheimer Rochester Minnesota Municipal Fund

Oppenheimer Rochester Minnesota Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

of a tender option bond transaction, absent such a shortfall/reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so. As of June 29, 2012, the Fund’s maximum exposure under such agreements is estimated at $6,000,000.

When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a sponsor for deposit into a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities in the annual and semiannual reports equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports, while interest payable on the related short-term floating rate securities is recorded as interest expense. At June 29, 2012, municipal bond holdings with a value of $8,844,400 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $6,000,000 in short-term floating rate securities issued and outstanding at that date.

At June 29, 2012, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value
$2,000,000	Minneapolis & St. Paul, MN Metropolitan Airports Commission ROLs[3]	17.833%	1/1/35	$2,844,400

1.	For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.
2.	Represents the current interest rate for the inverse floating rate security.
3.	Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports, and interest on the security is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports.

13	Oppenheimer Rochester Minnesota Municipal Fund

Oppenheimer Rochester Minnesota Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities). However, the Fund may only expose up to 20% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund. The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $6,000,000 as of June 29, 2012.

Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered U.S. securities exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per

14	Oppenheimer Rochester Minnesota Municipal Fund

Oppenheimer Rochester Minnesota Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by

15	Oppenheimer Rochester Minnesota Municipal Fund

Oppenheimer Rochester Minnesota Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1)	Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

16	Oppenheimer Rochester Minnesota Municipal Fund

Oppenheimer Rochester Minnesota Fund

STATEMENT OF INVESTMENTS June 29, 2012* (Unaudited)

The table below categorizes amounts as of June 29, 2012 based on valuation input level:

	Level 1- Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
Minnesota	$—	$114,193,037	$—	$114,193,037
U.S. Possessions	—	4,131,245	—	4,131,245

Total Assets	$—	$118,324,282	$—	$118,324,282

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

Federal Taxes. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 29, 2012 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$104,932,842	[1]

Gross unrealized appreciation	$7,981,234
Gross unrealized depreciation	(565,140)

Net unrealized appreciation	$7,416,094

1.	The Federal tax cost of securities does not include cost of $5,975,346, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note.

17	Oppenheimer Rochester Minnesota Municipal Fund

Item 2.	Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 6/29/2012, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Minnesota Municipal Fund

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	8/9/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	8/9/2012

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date:	8/9/2012